Share equity incentive plans (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Payment Arrangement [Abstract]
Schedule of options activity
The following table summarizes share option activity for the years ended December 31, 2021 and 2022:

	December 31,
	2021			2022

	Number of Options	Weighted-Average Exercise Price	Weighted- Average remaining Contractual Term (in years)	Number of Options	Weighted-Average Exercise Price	Weighted- Average remaining Contractual Term (in years)

Outstanding at the beginning of the year	9,874,165	$1.99	6.83	9,981,394	$2.37	6.65
Granted	1,708,500	3.71	—	—	—	—
Exercised	(1,301,233)	0.94	—	(911,307)	2.23	—
Forfeited	(300,038)	3.71	—	(707,157)	3.56	—
Outstanding at the end of the year	9,981,394	$2.37	6.65	8,362,930	$2.28	5.25
Exercisable at the end of the year	6,150,329	$1.99	5.54	7,001,928	$2.18	4.75

Schedule of valuation assumptions
The fair value of the share options granted in the year ended December 31, 2021 was estimated on the grant date based on the following assumptions:

Volatility	60%
Expected term in years	6.25
Risk-free interest rate	0.55% - 0.92%
Estimated fair value of underlying ordinary shares	12.92 - 24.08
Dividend yield	0%

Schedule of options by exercise price
The following table summarizes information about share options outstanding under the 2012 Plan and 2021 Plan as of December 31, 2021 and 2022:

	Options Outstanding		Options Exercisable
	Number Outstanding at December 31, 2021	Weighted Average Remaining Contractual Life (Years)	Number Exercisable at December 31, 2021	Weighted Average Remaining Contractual Life (Years)
$0.0003	89,000	1.58	89,000	1.58
$0.01	355,700	8.85	155,618	8.85
$0.40	1,149,241	2.05	1,149,241	2.05
$0.60	65,286	3.45	65,286	3.45
$1.43	401,500	8.71	125,468	8.71
$1.90	594,320	3.73	594,320	3.73
$2.17	1,396,871	6.15	1,235,090	6.12
$2.25	117,224	3.24	117,224	3.24
$2.388	489,700	8.69	129,400	8.19
$2.71	2,655,489	6.85	1,936,746	6.76
$3.04	1,401,700	9.08	131,250	9.08
$3.44	248,501	7.36	140,191	6.98
$3.57	748,562	8.60	261,308	8.54
$5.97	79,500	8.91	20,187	8.91
$7.60	184,800	9.08	—	0
$24.08	4,000	9.61	—	0

Total	9,981,394	6.65	6,150,329	5.54

Aggregate intrinsic value	$155,136		$97,907

	Options Outstanding		Options Exercisable
	Number Outstanding at December 31, 2022	Weighted Average Remaining Contractual Life (Years)	Number Exercisable at December 31, 2022	Weighted Average Remaining Contractual Life (Years)

$0.0003	89,000	0.58	89,000	0.58
$0.01	355,700	7.85	244,543	7.85
$0.40	1,078,500	1.12	1,078,500	1.12
$0.60	31,046	1.86	31,046	1.86
$1.43	381,000	7.62	211,468	7.55
$1.90	565,320	2.81	565,320	2.81
$2.17	975,288	5.03	975,288	5.03
$2.25	57,394	3.53	57,394	3.53
$2.388	387,750	7.77	195,900	7.68
$2.71	2,331,732	5.68	2,259,187	5.67
$3.04	1,282,648	7.94	647,691	7.81
$3.44	204,394	6.80	162,650	6.78
$3.57	432,000	1.93	394,841	1.43
$5.97	50,000	7.93	25,312	7.93
$7.60	141,158	7.85	63,788	7.56

Total	8,362,930	5.25	7,001,928	4.75

Aggregate intrinsic value	$34,860		$29,858

Schedule of RSU activity
The following table summarizes RSU (including PRSU) activity for the years ended December 31, 2021 and 2022:

	December 31, 2021	The weighted average fair value at grant date	December 31, 2022	The weighted average fair value at grant date

Outstanding at the beginning of the year	132,500	$7.60	967,797	$18.97
Granted	880,022	20.41	2,678,036	10.66
Vested	(10,354)	11.15	(319,516)	17.91
Forfeited	(34,371)	14.46	(459,337)	15.06
Outstanding at the end of the year	967,797	18.97	2,866,980	12.06
Unvested RSUs	967,797	18.97	2,866,980	12.06

Schedule of expenses capitalized
The following table summarizes the share-based compensation recorded in each line item in the accompanying consolidated statements of comprehensive income (loss):

	Year Ended December 31,
	2020	2021	2022

Cost of revenue	$40	$211	$599
Research and development	1,107	4,058	5,287
Sales and marketing	821	3,450	5,995
General and administrative	2,832	3,452	5,106
Total	$4,800	$11,171	$16,987